UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 3.1%	Courtland, Alabama, IDB, Solid Waste Disposal Revenue Refunding
	Bonds (International Paper Company Project), Series A, 4.75%,
	5/01/17	$ 1,000	$871,210
	Huntsville, Alabama, Health Care Authority, Revenue Refunding
	Bonds, GO, Series A, 5.625%, 6/01/22	5,845	5,695,076
			6,566,286
Arizona - 0.4%	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
	Bonds, 5.25%, 12/01/20	1,000	808,170
California - 7.3%	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue
	Bonds, 5.60%, 7/01/13	1,750	1,684,690
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Bonds (Waste Management Inc. Project), AMT,
	Series C, 5.125%, 11/01/23	6,500	5,242,444
	California Pollution Control Financing Authority, Solid Waste
	Disposal Revenue Refunding Bonds (Republic Services Inc. Project),
	AMT, Series C, 5.25%, 6/01/23	5,000	4,458,250
	Clovis, California, Unified School District, Capital Appreciation, GO
	(Election of 2004), Series A, 5.12%,
	8/01/21 (a)(b)(c)	5,425	2,782,373
	Lincoln, California, Special Tax Bonds (Community Facilities
	District Number 2003-1), 5.90%, 9/01/13 (d)	1,100	1,232,770
			15,400,527
Colorado - 4.3%	Colorado HFA, Solid Waste Disposal Revenue Bonds (Waste
	Management, Inc.), AMT, 5.70%, 7/01/18	5,000	4,542,200
	Park Creek Metropolitan District, Colorado, Senior Limited Tax
	Supported Revenue Refunding Bonds, 5.25%, 12/01/20	5,010	4,667,817
			9,210,017
Connecticut - 1.6%	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue
	Refunding Bonds, Sub-Series B, 5.75%, 9/01/18 (e)	3,750	3,373,874
Florida - 6.7%	Broward County, Florida, School Board, COP, Series A, 5.25%,
	7/01/22 (f)	1,250	1,215,900
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%,
	11/15/21	3,790	3,541,300
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternate Minimum Tax (subject to)	HFA	Housing Finance Agency
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
COP	Certificates of Participation	IDB	Industrial Development Board
EDA	Economic Development Authority	M/F	Multi-Family
EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
HDA	Housing Development Authority

BlackRock Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Pine Island Community Development District, Florida, Utilities
	System Revenue Bonds, 5.30%, 11/01/10	$790	$760,612
	Stevens Plantation Community Development District, Florida,
	Special Assessment Revenue Bonds, Series B, 6.375%, 5/01/13	2,320	2,143,982
	Village Center Community Development District, Florida,
	Recreational Revenue Bonds, Sub-Series B, 5.875%, 1/01/15	5,410	5,333,124
	Westchester Community Development District Number 1, Florida,
	Special Assessment Bonds (Community Infrastructure), 6%, 5/01/23
		1,345	1,151,845
			14,146,763
Illinois - 27.6%	Centerpoint Intermodal Center Program Trust, Illinois, Tax
	Allocation Bonds, Class A, 8%, 6/15/23 (e)	1,825	1,649,690
	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Bonds, Third Lien, Series A, 5%, 1/01/19 (g)	5,000	4,960,050
	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Bonds, Third Lien, Series A, 5%, 1/01/20 (g)	8,000	7,791,280
	Chicago, Illinois, O'Hare International Airport, General Airport
	Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.75%,
	1/01/18 (h)	5,000	4,849,650
	Illinois Development Finance Authority, Hospital Revenue Bonds
	(Adventist Health System/Sunbelt Obligated Group), 5.50%,
	11/15/09 (d)	12,500	13,041,750
	Illinois Educational Facilities Authority, Student Housing Revenue
	Bonds (Education Advancement Fund - University Center Project),
	6%, 5/01/12 (d)	5,980	6,572,678
	Illinois Health Facilities Authority, Revenue Refunding Bonds
	(Elmhurst Memorial Healthcare), 5.50%, 1/01/22	5,000	4,588,900
	Illinois Sports Facilities Authority, State Tax Supported Revenue
	Bonds, 5.342%, 6/15/19 (g)(i)	1,885	1,731,750
	Illinois Sports Facilities Authority, State Tax Supported Revenue
	Bonds, 5.392%, 6/15/20 (g)(i)	1,985	1,805,139
	Illinois Sports Facilities Authority, State Tax Supported Revenue
	Bonds, 5.434%, 6/15/21 (g)(i)	2,090	1,879,558
	Illinois State Finance Authority, Student Housing Revenue Bonds
	(MJH Education Assistance IV LLC), Senior Series A, 5.50%,
	6/01/19 (j)	2,750	1,844,233
	Kane and Du Page Counties, Illinois, Community Unit School District
	303 (Saint Charles), GO, CABS, Series B, 5.64%,
	1/01/12 (c)(d)(f)	4,625	2,986,363
	Kane and Du Page Counties, Illinois, Community Unit School District
	303 (Saint Charles), GO, CABS, Series B, 5.73%,
	1/01/12 (c)(d)(f)	4,100	2,483,288

BlackRock Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Kane and Du Page Counties, Illinois, Community Unit School District
	303 (Saint Charles), GO, CABS, Series B, 5.87%,
	1/01/12 (c)(d)(f)	$ 2,950	$1,579,047
	Kane and Du Page Counties, Illinois, Community Unit School District
	303 (Saint Charles), GO, CABS, Series B, 5.91%,
	1/01/12 (c)(d)(f)	1,700	855,627
			58,619,003
Indiana - 12.9%	Indiana Health Facilities Financing Authority Revenue Bonds
	(Sisters of St. Francis Health System), 5.75%, 11/01/11 (d)	13,970	15,196,705
	Indianapolis, Indiana, Airport Authority, Special Facilities, Revenue
	Refunding Bonds (Federal Express Corporation Project), AMT,
	5.10%, 1/15/17	2,500	2,257,124
	Lawrence, Indiana, M/F Housing, Revenue Refunding Bonds
	(Pinnacle Apartments Project), AMT, 5.40%, 6/01/24 (k)	2,895	2,837,013
	Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light
	Co. Project), AMT, 5.75%, 8/01/21	4,000	3,688,760
	Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	4,070	3,486,159
			27,465,761
Kentucky - 1.3%	Kentucky Housing Corporation, Housing Revenue Bonds, AMT,
	Series C, 4.625%, 7/01/22	3,195	2,738,881
Louisiana - 1.2%	Louisiana Public Facilities Authority Revenue Bonds (Department of
	Public Safety), Term Bond 1, 5.875%, 6/15/14 (h)	2,485	2,544,044
Maryland - 2.1%	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
	Community Development Authority), Series A, 5.80%,
	7/01/20	4,710	4,422,973
Michigan - 2.1%	Michigan State Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (Oakwood Obligated Group), Series A, 5%,
	7/15/18	1,000	951,470
	Michigan State Hospital Finance Authority, Hospital Revenue
	Refunding Bonds (Sparrow Obligated Group), 4.50%, 11/15/26	3,500	2,854,110
	Pontiac, Michigan, Tax Increment Finance Authority, Revenue
	Refunding Bonds (Development Area Number 3), 5.375%,
	6/01/12 (d)(l)	640	687,277
			4,492,857
Mississippi - 4.2%	Lowndes County, Mississippi, Solid Waste Disposal and PCR,
	Refunding (Weyerhaeuser Company Project), Series A, 6.80%,
	4/01/22	9,000	8,974,800
Nevada - 2.9%	Henderson, Nevada, Local Improvement Districts, Special
	Assessment, Series NO T-18, 5.15%, 9/01/21	1,000	732,360
	Las Vegas, Nevada, Special Assessment Improvement, District
	Number 809 (Summerlin Area), 5.35%, 6/01/17	1,065	972,814

BlackRock Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Nevada State Department of Business and Industry, Solid Waste
	Disposal Revenue Bonds (Republic Services Inc. Project), AMT,
	5.625%, 12/01/26	$ 5,000	$4,473,550
			6,178,724
New Hampshire - 6.5%	New Hampshire Health and Education Facilities Authority Revenue
	Bonds (Exeter Hospital Project), 6%, 10/01/24	2,025	2,026,721
	New Hampshire State Business Finance Authority, PCR, Refunding
	(Public Service Company of New Hampshire Project), Series C,
	5.45%, 5/01/21 (h)	7,000	6,591,480
	New Hampshire State Business Finance Authority, PCR, Refunding
	(Public Service Company Project), AMT, Series B,
	4.75%, 5/01/21 (h)	6,000	5,142,120
			13,760,321
New Jersey - 12.4%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%,
	6/15/24	7,000	6,092,450
	New Jersey EDA, EDR, Special Assessment Refunding Bonds
	(Kapkowski Road Landfill Reclamation Improvement District
	Project), AMT, 5.50%, 4/01/16	8,410	7,764,112
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines Inc. Project), AMT, 7%, 11/15/30	4,065	3,343,137
	New Jersey EDA, Special Facility Revenue Bonds (Continental
	Airlines Inc. Project), AMT, 7.20%, 11/15/30	6,750	5,681,475
	New Jersey Health Care Facilities Financing Authority, Revenue
	Refunding Bonds (AtlantiCare Regional Medical Center), 5%,
	7/01/20	1,500	1,420,035
	New Jersey State Housing and Mortgage Finance Agency, S/F
	Housing Revenue Bonds, AMT, Series T, 4.55%, 10/01/22	2,500	2,132,275
			26,433,484
New York - 7.1%	New York City, New York, City IDA, Special Facility Revenue Bonds
	(American Airlines, Inc. - JFK International Airport), AMT, 7.625%,
	8/01/25	3,460	2,922,108
	New York City, New York, GO, Sub-Series F-1, 5%, 9/01/18	7,500	7,528,875
	Tobacco Settlement Financing Corporation of New York Revenue
	Bonds, Series B-1C, 5.50%, 6/01/20	4,500	4,553,100
			15,004,083
North Carolina - 3.1%	North Carolina, HFA, Home Ownership Revenue Bonds, AMT, Series
	28A, 4.65%, 7/01/23	3,140	2,638,668
	Wake County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Revenue Refunding Bonds (Carolina
	Power & Light Company Project), 5.375%, 2/01/17	4,000	4,005,760
			6,644,428
Ohio - 2.5%	American Municipal Power, Inc., Ohio, Revenue Refunding
	Bonds (Prairie State Energy Campus Project), Series A, 5.25%,
	2/15/23	5,000	4,833,200

BlackRock Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Pinnacle Community Infrastructure Financing Authority, Ohio,
	Revenue Bonds, Series A, 6%, 12/01/22	$ 480	$434,045
			5,267,245
Oklahoma - 1.2%	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding
	Bonds, Series A, 7.75%, 6/01/35	2,700	2,531,466
Pennsylvania - 6.0%	Montgomery County, Pennsylvania, IDA, Revenue Bonds
	(Whitemarsh Continuing Care Project), 6%, 2/01/21	2,000	1,769,860
	Philadelphia, Pennsylvania, Authority for Industrial Development,
	Lease Revenue Bonds, Series B, 5.50%, 10/01/11 (d)(f)	5,000	5,394,600
	West Cornwall Township, Pennsylvania, Municipal Authority College
	Revenue Bonds (Elizabethtown College Project), 5.90%,
	12/15/11 (d)	2,500	2,711,600
	West Cornwall Township, Pennsylvania, Municipal Authority College
	Revenue Bonds (Elizabethtown College Project), 6%,
	12/15/11 (d)	2,650	2,882,326
			12,758,386
South Carolina - 2.3%	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding
	Bonds (Palmetto Health Alliance), Series A, 6.125%,
	8/01/23	5,000	4,901,800
Tennessee - 3.2%	Knox County, Tennessee, Health, Educational and Housing
	Facilities Board, Hospital Facilities Revenue Refunding Bonds
	(Covenant Health), CABS, Series A, 5.63%, 1/01/19 (c)(f)	12,000	6,861,960
Texas - 12.9%	Alliance Airport Authority, Inc., Texas, Special Facilities Revenue
	Refunding Bonds (FedEx Corp. Project), AMT, 4.85%,
	4/01/21	2,000	1,649,960
	Birdville, Texas, Independent School District, GO, Refunding, CABS,
	5.40%, 2/15/18 (c)	1,615	1,023,765
	Birdville, Texas, Independent School District, GO, Refunding, CABS,
	5.460%, 2/15/19 (c)	1,815	1,078,437
	Birdville, Texas, Independent School District, GO, Refunding, CABS,
	5.51%, 2/15/20 (c)	2,625	1,452,465
	Birdville, Texas, Independent School District, GO, Refunding, CABS,
	5.54%, 2/15/21 (c)	2,500	1,286,700
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
	Company Project), AMT, Series C, 5.75%, 5/01/36	10,010	9,237,328
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding
	and Improvement Bonds, AMT, Series A, 5.875%,
	11/01/17 (b)	5,000	4,885,350
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding
	and Improvement Bonds, AMT, Series A, 5.875%,
	11/01/18 (b)	5,000	4,824,750
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	First Tier, Series A, 6%, 1/01/24	2,000	1,976,200
			27,414,955

BlackRock Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Virginia - 1.1%	Virginia State, HDA, Commonwealth Mortgage Revenue Refunding
	Bonds, AMT, Sub-Series E-2, 4.375%, 10/01/19	$ 2,750	$2,414,693
Wisconsin - 8.6%	Franklin, Wisconsin, Solid Waste Disposal, Revenue Bonds, 4.95%,
	4/01/16	1,990	1,758,184
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Froedtert and Community Health),
	5.375%, 10/01/11 (d)	4,560	4,903,642
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Froedtert and Community Health),
	5.375%, 10/01/21	440	443,067
	Wisconsin State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Wheaton Franciscan Services, Inc.),
	6.25%, 2/15/12 (d)	10,000	11,056,100
			18,160,993
Multi-State - 11.5%	Charter Mac Equity Issuer Trust, 6.80%, 10/31/52 (e)(m)	14,000	15,193,360
	MuniMae TE Bond Subsidiary LLC, 5.20%, 6/29/49 (e)(m)	6,000	5,695,500
	MuniMae TE Bond Subsidiary LLC Series D, 5.90%,
	11/29/49 (e)(m)	4,000	3,569,640
			24,458,500
Puerto Rico - 1.2%	Puerto Rico Commonwealth, Public Improvement, GO, Series B,
	5.25%, 7/01/17	2,665	2,632,620
	Total Municipal Bonds - 157.3%		334,187,614
	Corporate Bonds
	San Manuel Entertainment Authority Series 04-C, 4.50%,
	12/01/16 (e)	4,000	3,670,320
	Total Corporate Bonds - 1.7%		3,670,320
	Municipal Bonds Transferred to Tender Option Bond Trusts (n)
Illinois - 2.3%	Chicago, Illinois, Water Revenue Refunding Bonds,
	Second Lien, 5%, 11/01/20 (f)	5,000	4,957,300
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 2.3%		4,957,300
	Total Long-Term Investments (Cost - $356,718,597) - 161.3%		342,815,234
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 5.29% (o)(p)	3,000,000	3,000,000
	Total Short-Term Securities
	(Cost - $3,000,000) - 1.4%		3,000,000
	Total Investments (Cost - $359,718,597*) - 162.7%		345,815,234
	Other Assets Less Liabilities - 2.1%		4,545,986
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (1.7)%		(3,780,072)
	Preferred Shares, at Redemption Value - (63.1)%		(134,100,639)
	Net Assets Applicable to Common Shares - 100.0%		$212,480,509

BlackRock Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$356,147,868
	Gross unrealized appreciation	$6,868,960
	Gross unrealized depreciation	(20,951,594)
	Net unrealized depreciation	$(14,082,634)
(a)	Security is collateralized by Municipal or U.S. Treasury Obligations.
(b)	FGIC Insured.
(c)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	FSA Insured.
(g)	AMBAC Insured.
(h)	MBIA Insured.
(i)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(j)	Issuer filed for bankruptcy or is in default of interest payments.
(k)	FNMA Collateralized.
(l)	ACA Insured.
(m)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(n)	Security represents bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(o)	Represents the current yield as of report date.
(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	2,300,000	$57,679

BlackRock Municipal 2018 Term Trust
Schedule of Investments September 30, 2008 (Unaudited)

•

Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$3,000,000
Level 2	342,815,234
Level 3	-
Total	$345,815,234

Item 2 – Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal 2018 Term Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: November 24, 2008